RELATED PARTY TRANSACTIONS (Details) - USD ($)			1 Months Ended	3 Months Ended	9 Months Ended			12 Months Ended
	May 02, 2024	Mar. 31, 2024	Dec. 31, 2021	Mar. 31, 2024	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 29, 2024	Dec. 31, 2020
Related Party Transaction [Line Items]
Outstanding principal					$ 6,519,000	$ 106,519,000		$ 106,519,000	$ 119,991,000
Warrants outstanding (in shares)			24,640,018		18,581,679	14,615,703	14,695,691	14,615,703	15,309,559	15,924,483
Private Placement | Private Placement Warrants
Related Party Transaction [Line Items]
Warrants outstanding (in shares)											27,561
Exercise price of warrants (in dollars per share)											$ 20.50
Warrants expiration term											3 years
Convertible loans
Related Party Transaction [Line Items]
Interest Rate					9.50%
Outstanding principal					$ 5,000,000	$ 5,000,000		$ 5,000,000	$ 61,150,000
Convertible Promissory Notes | Convertible loans
Related Party Transaction [Line Items]
Debt instrument, face amount			$ 56,200,000
Interest Rate			10.00%
Debt instrument, convertible, conversion price (in dollars per share)		$ 18.00	$ 18.00	$ 18.00	$ 16	$ 18.00		$ 18.00
Debt conversion, converted instrument, amount				$ 5,800,000		$ 50,400,000		$ 56,200,000
Debt conversion, converted instrument, shares issued (in shares)				322,222		2,797,222		3,119,444
Interest payable						$ 1,800,000		$ 1,800,000
Issuance of common stock (in shares)				5,557				68,006
Related Party | Private Placement
Related Party Transaction [Line Items]
Issuance of common stock (in shares)							275,610	275,610	638,049
Proceeds from issuance of private placement							$ 5,700,000	$ 5,700,000	$ 13,100,000
Related Party | Private Placement | Private Placement Warrants
Related Party Transaction [Line Items]
Warrants outstanding (in shares)						27,561	27,561	27,561	63,805
Exercise price of warrants (in dollars per share)						$ 20.50	$ 20.50	$ 20.50	$ 20.50
Warrants expiration term						3 years	3 years	3 years
Related Party | Consulting Services
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction					$ 2,700,000		$ 1,100,000	$ 1,200,000	$ 2,000,000	$ 1,800,000
Related Party | Advisory Fees
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction							$ 4,300,000	$ 4,300,000
Related Party | Stockholder Services | Stockholder Services Warrants
Related Party Transaction [Line Items]
Warrants outstanding (in shares)					0	137,500	137,500	137,500	750,000
Related Party | Convertible Promissory Notes | Convertible loans | Certain Related Parties
Related Party Transaction [Line Items]
Debt instrument, face amount			$ 48,100,000
Interest Rate			10.00%
Debt instrument, term			3 years
Debt instrument, convertible, conversion price (in dollars per share)			$ 18.00
Debt conversion, converted instrument, amount	$ 46,100,000	$ 2,000,000.0
Debt conversion, converted instrument, shares issued (in shares)	2,561,111	111,111
Related Party | Convertible Promissory Notes | Convertible loans | A Shareholder Of The Company
Related Party Transaction [Line Items]
Debt instrument, face amount												$ 5,000,000
Interest Rate												9.50%
Outstanding principal					$ 5,000,000.0	$ 5,000,000		$ 5,000,000	$ 53,100,000
Warrants outstanding (in shares)												1,807,847
Interest payable					$ 100,000	$ 200,000		$ 200,000	$ 2,500,000